Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 32,691,060	$ 42,398,528
Restricted cash	1,320,000
USDC	626,441	15,829,464
Digital assets	27,587,328	29,039,761
Income tax receivable	736,445
Other current assets	1,433,999	3,050,616
Total Current Assets	64,395,273	90,318,369
Non-Current Assets
Investment securities	1,787,922	1,000,000
Deposits for property and equipment	2,594,881	43,094,881
Property and equipment, net	22,609,391	32,489,158
Deferred tax assets		58,081
Other non-current assets	9,033,200	6,714,571
Total Non-Current Assets	36,025,394	83,356,691
Total Assets	100,420,667	173,675,060
Current Liabilities
Accounts payable	3,628,619	2,608,899
Income tax payable		559,774
Accrued litigation settlement cost	2,100,000
Other payables and accrued liabilities	1,714,735	1,875,933
Total Current Liabilities	7,443,354	5,044,606
Non-Current Liabilities
Deferred tax liabilities		462,372
Long-term income tax payable	3,044,004	2,767,276
Total Non-Current Liabilities	3,044,004	3,229,648
Total Liabilities	10,487,358	8,274,254
Commitments and Contingencies
Shareholders’ Equity
Preferred shares, $0.01 par value, 10,000,000 and 10,000,000 shares authorized, 1,000,000 and 1,000,000 shares issued and outstanding of December 31, 2022 and 2021, respectively	9,050,000	9,050,000
Ordinary shares, $0.01 par value, 340,000,000 and 340,000,000 shares authorized, 82,485,583 and 69,591,389 shares issued and outstanding of December 31, 2022 and 2021, respectively	824,856	695,914
Treasury stock, at cost, 129,986 and 115,514 shares as of December 31, 2022 and 2021, respectively	(1,171,679)	(1,094,859)
Additional paid-in capital	212,646,143	182,869,159
Accumulated deficit	(131,416,011)	(26,119,408)
Total Shareholders’ Equity	89,933,309	165,400,806
Total Liabilities and Shareholders’ Equity	$ 100,420,667	$ 173,675,060